UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08683
                                   -----------------------------------------

                           TANAKA Funds, Inc.
----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         230 Park Ave., Suite 960, New York, NY 10169
----------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252
                                                   --------------------------

Date of fiscal year end:   11/30
                        --------------------

Date of reporting period:  11/30/04
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

===============================================================================
                               TANAKA GROWTH FUND
===============================================================================




                                  [LOGO OMITTED]







                                  ANNUAL REPORT

                                NOVEMBER 30, 2004








                                  FUND ADVISOR:

                         TANAKA CAPITAL MANAGEMENT, INC.
                                 230 PARK AVENUE
                                    SUITE 960
                            NEW YORK, NEW YORK 10169

                             TOLL FREE (877) 4TANAKA

1



                                                                    January 2005

Dear TANAKA Growth Fund Shareholder,

                        "GROWTH IN A POST-ELECTION YEAR"

        Following a 65.7% rebound for the Fund in calendar 2003 and a 7.2% gain in 2004, we believe that returns on the average common stock in 2005 may again approximate the long-term average annual return generated by equities over the last 75 years, and we hope to do better. We believe that over the next year, stocks should outperform both bonds and money market funds. As the year develops, we anticipate a more challenging first half that will transition into a second half that should present more opportunities for growth.

         Historically, post-election years have delivered below-average returns on stocks as fiscal stimulus programs designed to improve re-election are removed. This appears to be the case as 2005 gets started as the Administration's extra tax incentives for capital spending expired at the end of 2004. However, we anticipate that by the second half of 2005, we will see efforts underway to make more permanent certain income tax cuts and other incentives for saving and investing. We also expect an improved outlook for the federal budget deficit as the government "rediscovers" the need to limit growth in spending and benefits from faster growth in tax revenues.

         In addition, we believe that the Federal Reserve's restrictive monetary policy regimen of raising short term interest rates will likely end by the middle of the year, leading to a leveling of interest rates by the second half. We believe that the Fed's program of "removing accommodation" by raising interest rates has been the biggest limiting factor on returns on stocks during the last 8 months. When investors anticipate that the Fed will stop raising rates, that change in expectations should serve as a catalyst for a resumption of the current stock market cycle. The Fed will be watching for inflationary pressures versus the need to maintain above average economic growth in an environment of greater than average productivity gains and weak job creation. Thanks to technology-driven productivity growth of over 2% per year, inflation remains moderate in the 2-2.5% range despite record high prices for oil and other commodities.

         The recent slowing of the rate of growth in corporate profits has also been a limiting factor on the stock market. This is only normal as the rebound in profits following the recession of 2001-2002 stabilizes at a more sustainable rate of growth. The real profits story however is that pretax corporate profit margins appear to have been restored to historically high levels of GDP. What this means is that while the rate of earnings growth in the next 12-24 months may look average, the rate of cash generation and the buildup of cash could be much more impressive.

         We believe that the after-effects from Enron, MCI and other corporate malfeasance have created much more conservative management attitudes leading to greater focus on profitability, stronger balance sheets and improving shareholder value. As is often the case, problems lead to opportunities. Common stock investors have had to endure 3 years of pain from improper accounting and fraud from a few bad apples. Over the next few years we should benefit from greater accountability, elevated profitability and enhanced returns on stocks. As cash continues to swell in corporate coffers, we should benefit directly from elevated dividend payouts, widespread stock buyback programs and a significant increase in takeover activity.

         On a valuation basis, our analysis indicates that common stocks remain cheap relative to bonds. In the last 2 years and for the first time since the 1980s, the dividend yield on common stocks has again become competitive with yields on money market funds. Corporate accounting has already become more conservative, and as investors gradually become more confident in corporate managements, we believe that equity valuations will tend to rise to closer to fair market value.

         As investors, we need to see that specific threats are being addressed. Terrorism, oil shortages, budget deficits, trade deficits, a weak Dollar, weak economies in Europe and Japan, and too much growth in China present challenges to investors. As the year unfolds there will be new challenges, but on balance, we believe that the tide should turn more in favor of equities by the second half of the year.

         For the TANAKA Growth Fund we will continue to maintain a balance of companies that we expect to benefit from further growth in the economy, as well as companies with steady growth prospects. As a partial hedge against possible terrorist events, we have invested a portion of the Fund in companies that should reap significant benefits over the next several years as the U.S. shores up its Homeland Security defenses. We have also increased our investments in the Healthcare sector, which we expect should benefit from the rising medical needs of the Baby Boom generation.

         Our goal is to deliver above average returns to our investors over the long term, and we take on this challenge very seriously. Particularly for those investors who came into the Fund near the peak of the stock market boom in 2000, we encourage you to remain for the long term. Our performance tables show that since inception 6 years ago, we have delivered returns that beat the S&P 500 by almost 3% per year and the "Russell 3000 Growth Index" of small, mid cap and large cap Growth companies by over 7% per year. We thank you for your support.




                                                   Graham Y.Tanaka, CFA
                                                   January 27, 2005



                                  PERFORMANCE
                                  -----------


         For the fiscal year ending November 30th 2004, the Fund returned 5.0%, slightly lower than the all-cap Russell 3000 Growth Index's return of 6.2%, and underperformed the gains of the large cap S&P 500 Index, up 12.8%, and the Russell 2000 Index, up 17.3%, driven by concentrated performance in small cap value stocks.

         For the full calendar year, the Fund was up 7.2%, which outpaced the 6.9% gain of the Russell 3000 Growth Index, and was slightly lower than the large-cap S&P 500 Index's 10.9% return and below the 18.3% gain of the Russell 2000 Index, driven by small cap value stocks. We are starting to compare the Fund to the Russell 3000 Growth Index as it is more representative of the small, mid and large cap growth stocks we tend to focus on.

         Our results were achieved despite the profit-taking in stocks after a strong 2003 (in calendar 2003 the Fund was up 65.7%) and weakness in the tech sector. Tech stocks faced an uphill climb as the Fed began raising interest rates, which reduced expectations for growth in IT spending. As the market always looks ahead, the technology stocks also underperformed in anticipation of the economy cooling off given moderating GDP growth rates. Healthcare had a sluggish year as the sector was affected by the uncertainty over the presidential elections and outlook for healthcare spending.

         The Fund benefited last year from continued strong gains in the Event Risk group. We have collected a group of holdings of companies that address security and anti-terrorism. Strong growth and spending for this sector should continue for at least 3 years.

         We also benefited from strong performance in the Gaming, Software and Financial Services industries. We look for continued growth in the years ahead.

    ----------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                   (FOR THE PERIODS ENDED NOVEMBER 30, 2004)

                                                                                                           SINCE INCEPTION
                                               ONE MONTH      SIX MONTH     ONE YEAR      FIVE YEAR      (DECEMBER 30, 1998)
                                              -------------  ------------  ------------  ------------- ------------------------
       TANAKA GROWTH FUND, CLASS R*              4.95%          3.36%         4.95%         -1.08%              3.65%

       S&P 500 INDEX**                           4.04%          5.67%        12.84%         -1.84%              0.66%

       RUSSELL 2000 INDEX**                      8.67%         12.18%        17.26%          8.29%              8.95%

       RUSSELL 3000 GROWTH INDEX**               3.86%          1.37%         6.24%         -7.68%             -3.48%

       NASDAQ COMPOSITE INDEX**                  6.25%          5.83%         7.50%         -8.54%             -0.20%
    -----------------------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                  (FOR THE PERIODS ENDED NOVEMBER 30, 2004)

                                                                                                           SINCE INCEPTION
                                               ONE MONTH      SIX MONTH     ONE YEAR      THREE YEAR     (DECEMBER 31, 1999)
                                              -------------  ------------  ------------  ------------- ------------------------
       TANAKA GROWTH FUND, CLASS B*              0.36%         -2.24%        -1.14%         3.31%              -6.66%

       TANAKA GROWTH FUND, CLASS B               4.88%          2.91%         4.07%         3.31%              -5.68%
       (EXCLUDING CDSC)

       S&P 500 INDEX**                           4.04%          5.67%        12.84%         2.72%              -3.00%

       RUSSELL 2000 INDEX**                      8.67%         12.18%        17.26%        12.63%               6.09%

       RUSSELL 3000 GROWTH INDEX**               3.86%          1.37%         6.24%        -0.93%              -9.71%

       NASDAQ COMPOSITE INDEX**                  6.25%          5.83%         7.50%         3.26%              -12.28%
    ----------------------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------------------------
                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                  (FOR THE PERIODS ENDED NOVEMBER 30, 2004)

                                                                                                           SINCE INCEPTION
                                               ONE MONTH      SIX MONTH     ONE YEAR      THREE YEAR     (NOVEMBER 9, 2000)
                                              -------------  ------------  ------------  ------------- ------------------------
       TANAKA GROWTH FUND, CLASS A*              0.16%         -1.36%         0.08%         2.49%              -9.21%

       TANAKA GROWTH FUND, CLASS A               4.92%          3.26%         4.83%         4.09%              -8.17%
       (EXCLUDING SALES CHARGE)

       S&P 500 INDEX**                           4.04%          5.67%        12.84%         2.00%              -2.71%

       RUSSELL 2000 INDEX**                      8.67%         12.18%        17.26%         12.63%              7.66%

       RUSSELL 3000 GROWTH INDEX**               3.86%          1.37%         6.24%         -0.93%             -9.47%

       NASDAQ COMPOSITE INDEX**                  6.25%          5.83%         7.50%         3.26%              -9.51%
    -----------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0576.

* In compliance with SEC guidelines, these results include maximum sales charges. Class B Shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of up to 5.00% if redeemed within the first year of purchase and declining in the years following until the sixth year. Class A Shares are sold with a maximum initial sales charge of 4.50%. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The NASDAQ Composite Index, S&P 500 Index, Russell 2000 Index and Russell 3000 Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.


                            TANAKA       S&P 500      RUSSELL 2000      NASDAQ      RUSSELL 3000
                          GROWTH FUND     INDEX          INDEX     COMPOSITE INDEX  GROWTH INDEX
                            CLASS R
                           ($12,361)   ($10,395)       ($16,614)       ($9,881)       ($8,132)

        12/30/1998        10,000.00    10,000.00       10,000.00      10,000.00      10,000.00
         5/31/1999         9,930.00    10,624.32       10,711.12      11,415.52      10,397.90
        11/30/1999        13,050.00    11,406.22       11,158.82      15,436.99      12,122.71
         5/31/2000        16,980.00    11,737.21       11,772.89      15,746.44      12,958.10
        11/30/2000        14,380.00    10,925.20       11,093.95      12,039.54      10,704.49
         5/31/2001        12,089.24    10,499.10       12,442.67       9,795.25       9,226.10
        11/30/2001        10,952.73     9,590.55       11,628.47       8,973.52       8,363.97
         5/31/2002         9,846.39     9,044.08       12,380.03       7,524.44       7,335.30
        11/30/2002         8,096.37     8,005.32       10,396.13       6,900.66       6,480.29
         5/31/2003         8,790.34     8,314.60       11,366.97       7,464.82       6,751.00
        11/30/2003        11,777.45     9,211.82       14,168.82       9,192.04       7,654.17
         5/31/2004        11,958.49     9,837.01       14,810.23       9,337.04       8,022.06
        11/30/2004        12,360.79    10,394.54       16,614.29       9,881.24       8,131.94

The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through November 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Fund is a non-diversified fund. The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities. Please read the prospectus carefully before investing as it contains important information, including information about the risk factors associated with the Fund. Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions. The performance of the Fund's Class R shares will differ from that of the Fund's Class A shares and Class B shares due to differing sales charge structures and expenses. The inception date for the Fund's Class A shares was 11/9/00. A $10,000 investment as of that date in the Fund's Class A shares would be worth $6,761, or $7,079 without the effect of the 4.5% maximum sales charge, as of 11/30/04. The inception date for the Class B shares was 12/31/99. A $10,000 investment on the inception date would be worth $7,130, or $7,505 without the effect of the maximum deferred sales charge (which is 5% during the first year, declines to 1% in the sixth year and is eliminated thereafter), as of 11/30/04.

FUND HOLDINGS - (UNAUDITED)

         TANAKA GROWTH FUND PORTFOLIO ANALYSIS AS OF OCTOBER 31, 20041

                       U.S. Common Stock             91.28%
                       Other Equity Securities 2      8.02%
                       Short-Term Investments         0.70%

1As a percent of total portfolio.
2American Depository Receipts.

The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund will invest primarily in domestic securities, but it may also invest up to 45% of its net assts, measured at the time of investment, in foreign securities, including multinational and emerging market securities.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------- ----------------- ----------------------- ----------------------------------
   TANAKA GROWTH FUND CLASS A         BEGINNING          ENDING ACCOUNT        EXPENSES PAID DURING PERIOD*
                                    ACCOUNT VALUE             VALUE             JUNE 1 - NOVEMBER 30, 2004
                                     JUNE 1, 2004      NOVEMBER 30, 2004
---------------------------------- ----------------- ----------------------- ----------------------------------
Actual                                $1,000.00             $1,032.60                        $8.86
(3.26% return)
---------------------------------- ----------------- ----------------------- ----------------------------------
Hypothetical                          $1,000.00             $1,016.28                        $8.79
(5% return before expenses)
---------------------------------- ----------------- ----------------------- ----------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the partial year period).

---------------------------------- ----------------- ----------------------- ----------------------------------
   TANAKA GROWTH FUND CLASS B         BEGINNING          ENDING ACCOUNT        EXPENSES PAID DURING PERIOD*
                                    ACCOUNT VALUE             VALUE             JUNE 1 - NOVEMBER 30, 2004
                                     JUNE 1, 2004      NOVEMBER 30, 2004
---------------------------------- ----------------- ----------------------- ----------------------------------
Actual                                $1,000.00            $1,029.10                      $12.67
(2.91% return)
---------------------------------- ----------------- ----------------------- ----------------------------------
Hypothetical                          $1,000.00            $1,012.51                      $12.57
(5% return before expenses)
---------------------------------- ----------------- ----------------------- ----------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the partial year period).


---------------------------------- ------------------ ---------------------- ----------------------------------
   TANAKA GROWTH FUND CLASS R          BEGINNING         ENDING ACCOUNT        EXPENSES PAID DURING PERIOD*
                                     ACCOUNT VALUE            VALUE             JUNE 1 - NOVEMBER 30, 2004
                                     JUNE 1, 2004       NOVEMBER 30, 2004
---------------------------------- ------------------ ---------------------- ----------------------------------
Actual                                 $1,000.00            $1,033.60                      $8.90
(3.36% return)
---------------------------------- ------------------ ---------------------- ----------------------------------
Hypothetical                           $1,000.00            $1,016.25                      $8.82
(5% return before expenses)
---------------------------------- ------------------ ---------------------- ----------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004



COMMON STOCKS - 99.73%                                                       SHARES                 VALUE
                                                                           -----------           -------------

ACCIDENT & HEALTH INSURANCE - 2.67%
AFLAC, Inc.                                                                     4,170              $  156,875
                                                                                                 -------------

AIR TRANSPORTATION, SCHEDULED - 1.37%
Jetblue Airways Corp. (a)                                                       3,337                  80,121
                                                                                                 -------------

BIOLOGICAL PRODUCTS - 0.05%
Mymetics Corp. (a)                                                             21,817                   2,782
                                                                                                 -------------

COMMUNICATIONS EQUIPMENT - 3.73%
Applied Signal Technology                                                       5,760                 218,650
                                                                                                 -------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 0.89%
Zoll Medical Corp. (a)                                                          1,540                  52,252
                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 0.99%
General Electric Co.                                                            1,640                  57,990
                                                                                                 -------------

ELECTRONIC COMPUTERS - 2.95%
Dell Computer Corp. (a)                                                         2,525                 102,313
Nam Tai Electronics, Inc.                                                       3,705                  71,025
                                                                                                 -------------
                                                                                                      173,338
                                                                                                 -------------

LABORATORY ANALYTICAL INSTRUMENTS - 1.52%
Affymetrix, Inc. (a)                                                            2,630                  89,288
                                                                                                 -------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.42%
Doral Financial  Corp.                                                          1,800                  83,520
                                                                                                 -------------

OPTICAL INSTRUMENTS & LENSES - 1.39%
KLA-Tencor Corp. (a)                                                            1,820                  82,009
                                                                                                 -------------

PHARMACEUTICAL PREPARATIONS - 13.37%
Barr Laboratories, Inc. (a)                                                     1,743                  68,064
Biovail Corp. (a)                                                              21,915                 329,821
K-V Pharmaceutical Co. - Class A  (a)                                          18,675                 351,090
Pfizer, Inc.                                                                    1,300                  36,101
                                                                                                 -------------
                                                                                                      785,076
                                                                                                 -------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 9.08%
L-3 Communications Holdings                                                     1,090                  81,118
QUALCOMM, Inc.                                                                  5,624                 234,071
Safenet, Inc. (a)                                                               6,096                 217,383
                                                                                                 -------------
                                                                                                      532,572
                                                                                                 -------------
RADIOTELEPHONE COMMUNICATIONS - 6.72%
NEXTEL Communications, Inc. - Class A (a)                                      13,853                 394,256
                                                                                                 -------------

See accompanying notes which are an integral part of the financial statements.
                                       7

TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004


COMMON STOCKS - 99.73% - CONTINUED                                           SHARES                 VALUE
                                                                           -----------           -------------

RETAIL - EATING PLACES - 0.51%
BJ's Restaurants, Inc. (a)                                                      2,000                $ 29,920
                                                                                                 -------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.54%
Staples, Inc.                                                                   2,830                  90,305
                                                                                                 -------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 8.25%
FLIR Systems, Inc.  (a)                                                         8,590                 484,047
                                                                                                 -------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 9.77%
MFC Bancorp Ltd. (a)                                                           27,365                 573,297
                                                                                                 -------------

SEMICONDUCTORS & RELATED DEVICES - 1.68%
Intel Corp.                                                                     4,423                  98,854
                                                                                                 -------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 4.97%
Scientific Games Corp. - Class A (a)                                           12,200                 291,580
                                                                                                 -------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 3.46%
Amdocs Ltd. (a)                                                                 7,850                 202,923
                                                                                                 -------------

SERVICES - MEDICAL LABORATORIES - 1.82%
Bio-Reference Labs, Inc. (a)                                                    6,500                 106,730
                                                                                                 -------------

SERVICES - PREPACKAGED SOFTWARE - 6.57%
Business Objects, Inc.  (a) (b)                                                10,420                 242,578
International Microcomputer Software  (a)                                      52,425                  53,998
Symantec Corp. (a)                                                              1,390                  88,696
                                                                                                 -------------
                                                                                                      385,272
                                                                                                 -------------

SPECIAL INDUSTRY MACHINERY - 9.57%
ASML Holding NV (a) (b)                                                        15,070                 229,818
Novellus Systems, Inc.  (a)                                                     8,240                 221,986
Veeco Instruments, Inc. (a)                                                     5,670                 109,941
                                                                                                 -------------
                                                                                                      561,745
                                                                                                 -------------

SURGICAL & MEDICAL INSTRUMENTS & Apparatus - 5.44%
Bard C.R. Inc.                                                                  3,340                 200,099
Kensey Nash Corp. (a)                                                           3,805                 118,944
                                                                                                 -------------
                                                                                                      319,043
                                                                                                 -------------

TOTAL COMMON STOCKS (Cost $5,025,198)                                                               5,852,445
                                                                                                 -------------

See accompanying notes which are an integral part of the financial statements.
                                       8

TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004

                                                                           PRINCIPAL
                                                                             VALUE                  VALUE
                                                                           -----------           -------------

SHORT-TERM INVESTMENTS - 0.71%

MONEY MARKET SECURITIES - 0.71%
Huntington Investment Fund Class A, 0.87%, (c)                               $ 41,386              $   41,386
                                                                                                 -------------

TOTAL MONEY MARKET SECURITIES (COST $41,386) - 0.71%                                                   41,386
                                                                                                 -------------

TOTAL INVESTMENTS (COST $5,066,584) - 100.44%                                                     $ 5,893,831
                                                                                                 -------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.44%)                                              (25,546)
                                                                                                 -------------

TOTAL NET ASSETS - 100.00%                                                                        $ 5,868,285
                                                                                                 =============

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security, the rate listed is as of November 30, 2004.



See accompanying notes which are an integral part of the financial statements.
                                       9

TANAKA GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004

ASSETS
Investments in securities, at value (cost $5,066,584)                       $ 5,893,831
Receivable from advisor                                                          27,761
Dividends receivable                                                              1,227
Interest receivable                                                                  17
Other assets                                                                      1,774
                                                                         ---------------
     TOTAL ASSETS                                                             5,924,610
                                                                         ---------------

LIABILITIES
Accrued expenses and other liabilities                                           43,651
Payable for fund shares redeemed                                                     57
Accrued 12b-1 fees                                                               12,617
                                                                         ---------------
     TOTAL LIABILITIES                                                           56,325
                                                                         ---------------

NET ASSETS                                                                  $ 5,868,285
                                                                         ===============

NET ASSETS CONSIST OF:
Paid in capital                                                             $ 6,464,090
Accumulated net realized (loss) on investments                               (1,423,052)
Net unrealized appreciation on investments                                      827,247
                                                                         ---------------

NET ASSETS                                                                  $ 5,868,285
                                                                         ===============

CLASS A:
Net asset value per share
   and redemption price per share ($214,379 / 17,341)                           $ 12.36
                                                                         ===============

 Maximum offering price per share
   ($12.36 / 95.5%)                                                             $ 12.94
                                                                         ===============
Minimum redemption price per share
   ($12.36 / 99%)                                                               $ 12.24
                                                                         ===============

CLASS B:
Net asset value per share
   offering, and redemption price per share ($1,632,443 / 135,653)              $ 12.03
                                                                         ===============

Minimum redemption price per share
   ($12.03 / 95%)                                                               $ 11.43
                                                                         ===============

CLASS R:
Net asset value per share,
  offering and redemption price per share ($4,021,463 / 327,338)                $ 12.29
                                                                         ===============

See accompanying notes which are an integral part of the financial statements.
                                       10


TANAKA GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2004



INVESTMENT INCOME
Dividend income                                                       $ 12,462
Interest income                                                            255
                                                               ----------------
  TOTAL INCOME                                                          12,717
                                                               ----------------

EXPENSES
Distribution fees Class A                                                  594
Distribution fees Class B                                               15,866
Distribution fees Class R                                               10,207
Investment advisor fee                                                  59,068
Transfer agent expenses                                                 51,467
Administration fees                                                     30,012
Fund accounting expense                                                 27,066
Legal expense                                                           31,180
Auditing expense                                                        15,932
Miscellaneous expenses                                                   6,346
Custodian expense                                                        5,461
Federal and State registration fees                                      3,982
Insurance expense                                                        3,759
Pricing expense                                                          3,107
Printing expense                                                         2,339
                                                               ----------------
  TOTAL EXPENSES BEFORE WAIVER AND EXPENSES                            266,386
Less: Waiver of expenses and reimbursement from Advisor               (151,152)
                                                               ----------------
Total operating expenses                                               115,234
                                                               ----------------
NET INVESTMENT (LOSS)                                                 (102,517)
                                                               ----------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment securities                             179,051
Change in net unrealized appreciation/(depreciation)
   on investments                                                      173,230
                                                               ----------------
Net realized and unrealized gain on investments                        352,281
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 249,764
                                                               ================

See accompanying notes which are an integral part of the financial statements.
                                       11



TANAKA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    YEAR ENDED                YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS DUE TO:                          NOV. 30, 2004             NOV. 30, 2003
                                                               ----------------------   ------------------------
OPERATIONS
  Net investment (loss)                                                   $ (102,517)                 $ (75,245)
  Net realized gain/(loss) on investment securities                          179,051                   (271,155)
  Change in net unrealized appreciation/(depreciation)                       173,230                  2,102,803
                                                               ----------------------   ------------------------
  Net increase in net assets resulting from operations                       249,764                  1,756,403
                                                               ----------------------   ------------------------

CAPITAL SHARE TRANSACTIONS - CLASS A
  Proceeds from sale of shares                                               143,770                     33,529
  Amount paid for shares repurchased                                        (143,508)                   (44,513)
                                                               ----------------------   ------------------------
                                                                                 262                    (10,984)
                                                               ----------------------   ------------------------
CAPITAL SHARE TRANSACTIONS - CLASS B
  Proceeds from sale of shares                                                14,980                    293,883
  Amount paid for shares repurchased                                          (5,830)                  (144,772)
                                                               ----------------------   ------------------------
                                                                               9,150                    149,111
                                                               ----------------------   ------------------------
CAPITAL SHARE TRANSACTIONS - CLASS R
  Proceeds from sale of shares                                               368,900                    459,944
  Amount paid for shares repurchased                                        (443,707)                  (424,978)
                                                               ----------------------   ------------------------
                                                                             (74,807)                    34,966
                                                               ----------------------   ------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                   (65,395)                   173,093
                                                               ----------------------   ------------------------
TOTAL INCREASE IN NET ASSETS                                                 184,369                  1,929,496
                                                               ----------------------   ------------------------


NET ASSETS
  Beginning of year                                                        5,683,916                  3,754,420
                                                               ----------------------   ------------------------

  End of year                                                            $ 5,868,285                $ 5,683,916
                                                               ======================   ========================

CAPITAL SHARE TRANSACTIONS - A SHARES
  Shares sold                                                                 10,830                      4,320
  Shares repurchased                                                         (11,397)                    (4,544)
                                                               ----------------------   ------------------------

  Net (decrease) from capital share transactions                                (567)                      (224)
                                                               ======================   ========================

CAPITAL SHARE TRANSACTIONS - B SHARES
  Shares sold                                                                  1,251                     36,110
  Shares repurchased                                                            (484)                   (20,100)
                                                               ----------------------   ------------------------

  Net increase from capital share transactions                                   767                     16,010
                                                               ======================   ========================

CAPITAL SHARE TRANSACTIONS - R SHARES
  Shares sold                                                                 29,992                     55,788
  Shares repurchased                                                         (36,913)                   (51,950)
                                                               ----------------------   ------------------------

  Net increase (decrease) from capital share transactions                      (6,921)                     3,838
                                                               ======================   ========================

See accompanying notes which are an integral part of the financial statements.
                                       12

TANAKA GROWTH FUND - CLASS A
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A FUND SHARE OUTSTANDING FOR THE PERIOD.

                                                 FOR THE        FOR THE         FOR THE         FOR THE         FOR THE
                                               YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                               NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                                  2004           2003             2002            2001          2000 (a)
                                              -------------- --------------   -------------   -------------   -------------

Net asset value, beginning of period                $ 11.79         $ 8.10         $ 10.96         $ 14.38         $ 17.46
                                              -------------- --------------   -------------   -------------   -------------
Income from investment operations
  Net investment (loss)                               (0.21)         (0.14)(b)       (0.15)(b)       (0.19)(b)       (0.01)(b)
  Net realized and unrealized gain/(loss)              0.78           3.83           (2.71)          (3.23)          (3.07)
                                              -------------- --------------   -------------   -------------   -------------
Total from investment operations                       0.57           3.69           (2.86)          (3.42)          (3.08)
                                              -------------- --------------   -------------   -------------   -------------

Paid in capital from redemption fees (c)                  -              -               -               -               -
                                              -------------- --------------   -------------   -------------   -------------

Net asset value, end of period                      $ 12.36        $ 11.79          $ 8.10         $ 10.96         $ 14.38
                                              ============== ==============   =============   =============   =============

TOTAL RETURN (d) (e)                                  4.83%         45.56%         -26.00%         -23.78%         -17.64% (f)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                       $ 214          $ 211           $ 147           $ 274           $ 262
Ratio of expenses to average net assets               1.75%          1.75%           1.75%           1.75%           1.00% (g)
Ratio of expenses to average net assets
   before waiver & reimbursement                      4.44%          5.28%           6.46%           5.02%           1.00% (g)
Ratio of net investment income (loss) to
   average net assets                               (1.54)%       (1.57)%          (1.64)%         (1.55)%          (0.73)(g)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement (4.23)%       (5.10)%          (6.35)%         (4.82)%          (0.73)(g)
Portfolio turnover rate                              18.49%         12.62%          20.57%          24.24%          21.86%

(a) For the period November 9, 2000 (Commencement of Operations) to November 30, 2000.
(b) Net investment income/(loss) per share was based on average shares outstanding throughout the year.
(c) Redemption fees resulted in less than $0.01 per share.
(d) Total returns shown exclude the effect of applicable sales loads.
(e) Total return in above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(f) Not Annualized.
(g) Annualized.

See accompanying notes which are an integral part of the financial statements.
                                       13



TANAKA GROWTH FUND - CLASS B
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A FUND SHARE OUTSTANDING FOR THE PERIOD.

                                                -------------------------------------------------------------------------------
                                                  FOR THE         FOR THE          FOR THE        FOR THE          FOR THE
                                                 YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                 NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,     NOVEMBER 30,
                                                    2004           2003             2002            2001           2000 (a)
                                                -------------  --------------   --------------  -------------   ---------------

Net asset value, beginning of period                 $ 11.56          $ 8.00          $ 10.91        $ 14.27           $ 16.03
                                                -------------  --------------   --------------  -------------   ---------------
Income from investment operations
  Net investment (loss)                                (0.26)          (0.20)(b)        (0.21)(b)      (0.26)(b)         (0.30)(b)
  Net realized and unrealized gain/(loss)               0.73            3.76            (2.70)         (3.10)            (1.46)
                                                -------------  --------------   --------------  -------------   ---------------
Total from investment operations                        0.47            3.56            (2.91)         (3.36)            (1.76)
                                                -------------  --------------   --------------  -------------   ---------------

Paid in capital from redemption fees (c)                   -               -                -              -                 -
                                                -------------  --------------   --------------  -------------   ---------------

Net asset value, end of period                       $ 12.03         $ 11.56           $ 8.00        $ 10.91           $ 14.27
                                                =============  ==============   ==============  =============   ===============

TOTAL RETURN (d)(e)                                    4.07%          44.50%          -26.58%        -23.55%           -10.98% (f)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                      $ 1,632         $ 1,559            $ 951        $ 1,003             $ 462
Ratio of expenses to average net assets                2.50%           2.50%            2.50%          2.50%             2.50% (g)
Ratio of expenses to average net assets
   before waiver & reimbursement                       4.87%           5.99%            6.38%          5.25%             7.94% (g)
Ratio of net investment income (loss) to
   average net assets                                (2.28)%         (2.32)%          (2.33)%        (2.27)%            (2.08)(g)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement  (4.65)%         (5.77)%          (6.21)%        (5.03)%            (7.51)(g)
Portfolio turnover rate                               18.49%          12.62%           20.57%         24.24%            21.86%

(a) For the period December 31, 1999 (Commencement of Operations) to November 30, 2000.
(b) Net investment income/(loss) per share was based on average shares outstanding throughout the year.
(c) Redemption fees resulted in less than $0.01 per share.
(d) Total returns shown exclude the effect of applicable sales loads.
(e) Total return in above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(f) Not Annualized.
(g) Annualized.

See accompanying notes which are an integral part of the financial statements.
                                       14

TANAKA GROWTH FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A FUND SHARE OUTSTANDING FOR THE PERIOD.

                                          ----------------------------------------------------------------------------
                                            FOR THE        FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                           NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                              2004           2003            2002            2001            2000
                                          -------------  -------------   -------------   -------------   -------------

Net asset value, beginning of period           $ 11.71         $ 8.04         $ 10.89         $ 14.38         $ 13.05
                                          -------------  -------------   -------------   -------------   -------------
Income from investment operations
  Net investment (loss)                          (0.19)         (0.14)(a)       (0.15)(a)       (0.18)(a)       (0.24)(a)
  Net realized and unrealized gain/(loss)         0.77           3.81           (2.70)          (3.23)           1.57
                                          -------------  -------------   -------------   -------------   -------------
Total from investment operations                  0.58           3.67           (2.85)          (3.41)           1.33
                                          -------------  -------------   -------------   -------------   -------------
Less distributions to shareholders:
  From net realized gain                             -              -               -           (0.08)              -
                                          -------------  -------------   -------------   -------------   -------------
Total distributions                                  -              -               -           (0.08)              -
                                          -------------  -------------   -------------   -------------   -------------

Net asset value, end of period                 $ 12.29        $ 11.71          $ 8.04         $ 10.89         $ 14.38
                                          =============  =============   =============   =============   =============

TOTAL RETURN (b) (c)                             4.95%         45.65%         -26.08%         -23.83%          10.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                $ 4,021        $ 3,914         $ 2,657         $ 3,524         $ 3,602
Ratio of expenses to average net assets          1.75%          1.75%           1.75%           1.75%           1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement                 4.38%          5.26%           5.53%           4.81%           6.20%
Ratio of net investment income (loss) to
   average net assets                          (1.53)%        (1.56)%         (1.60)%         (1.52)%         (1.37)%
Ratio of net investment income (loss) to average
   net assets before waiver & reimbursement    (4.16)%        (5.07)%         (5.37)%         (4.58)%         (5.81)%
Portfolio turnover rate                         18.49%         12.62%          20.57%          24.24%          21.86%

(a) Net investment income/(Loss) per share was based on average shares outstanding throughout the year.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Total return in above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

See accompanying notes which are an integral part of the financial statements.

                               TANAKA GROWTH FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                               NOVEMBER 30, 2004

NOTE 1. ORGANIZATION

The TANAKA Growth Fund (the "Fund") was organized as a series of TANAKA Funds, Inc., a Maryland corporation (the "Company") on November 5, 1997; the Fund commenced operations on December 30, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide growth of capital. The Board of Directors (the "Board") of the Company has authorized that shares of the Fund may be offered in three classes: Class A, Class B and Class R. Class A shares are sold with a front-end sales charge and may be subject to a contingent deferred sales charge if redeemed within one year of purchase. Class B shares are subject to a contingent deferred sales charge on redemptions made within six years of purchase. Class R shares are offered continuously at net asset value. Each class is subject to a different distribution fee. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income to its shareholders. Therefore, no federal tax provision is required. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

                               TANAKA GROWTH FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                         NOVEMBER 30, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of November 30, 2004, $102,517 of net investment loss was reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments. The Advisor was organized as a Delaware corporation in 1986. Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor are director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended November 30, 2004, the Advisor earned a fee of $59,068 from the Fund. The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs, but only to the extent necessary to maintain total annual operating expenses at 2.50% of the average daily net assets of the Class B shares, and 1.75% of the average daily net assets of the Class A and Class R shares, through March 31, 2005. For the fiscal year ended November 30, 2004, the Advisor waived fees and reimbursed expenses of $151,152. The Fund has agreed that any operating expenses of the Fund reimbursed by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2005 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.50% of the average daily net assets of the Class B shares and 1.75%, respectively, of the average daily net assets of the Class A and the Class R shares (or any lower expense limitation or limitations to which the Advisor may agree). At November 30, 2004, amounts subject to future recoupment are as follows:

FISCAL YEAR ENDED     RECOVERABLE THROUGH   CLASS A     CLASS B    CLASS R
--------------------  -------------------  ---------  ---------- ----------

  November 30, 2002    November 30, 2005   $ 10,426   $ 37,333    $112,293

  November 30, 2003    November 30, 2006      6,225     38,369     105,590

  November 30, 2004    November 30, 2007      6,393     37,580     107,179


At November 30, 2004, there was a receivable due from the Advisor in the amount of $27,761.

                               TANAKA GROWTH FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                         NOVEMBER 30, 2004 - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets for the first $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal year ended November 30, 2004, Unified received fees of $30,012 from the Fund for administrative services provided to the Fund.

The Fund retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per class of shares). For the fiscal year ended November 30, 2004, Unified received fees of $51,467 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's average net assets for the first $50 million, 0.04% of the Fund's average net assets from $50 million to $100 million, and 0.03% of the Fund's average net assets over $100 million (subject to minimum fees of $1,750 per month). For the fiscal year ended November 30, 2004, Unified received fees of $27,066 from the Fund for fund accounting services provided to the Fund.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized (each such plan, a "Distribution Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets of Class A and Class R and 1.00% of Class B. For the fiscal year ended November 30, 2004, $594 for Class A, $15,866 for Class B and $10,207 for Class R for a total of $26,667 in 12b-1 expenses were paid by the Fund. Of the $15,866 for Class B, $11,905 was paid to Tanaka Capital Management, Inc.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. (the "Distributor"), to act as the principal distributor of its shares.

NOTE 4. INVESTMENTS

For the fiscal year ended  November 30, 2004,  purchases and sales of investment
securities,   other  than  short-term   investments  and  short-term  government
investments were as follows:

                                                       AMOUNT
                                                  ------------------
             PURCHASES
                  U.S. Government Obligations                   $ -
                  Other                                   1,079,499
             SALES
                  U.S. Government Obligations                   $ -
                  Other                                   1,057,539

As of November 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                   AMOUNT
                                --------------
        Gross Appreciation        $ 1,710,020
        Gross (Depreciation)         (950,799)
                                --------------
        Net Appreciation
        on Investments            $ 759,221
                                ==============

At November 30, 2004, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $5,134,610.

                               TANAKA GROWTH FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                         NOVEMBER 30, 2004 - CONTINUED

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund. Paid in capital at November 30, 2004 was $6,464,090.

NOTE 6. USE OF ESTIMATES

The   preparation  of  financial   statements  in  conformity   with  accounting
principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2004, Parker Hunter, Inc. owned in aggregate 79.35% of the Fund's Class A shares and 98.61% of the Fund's Class B shares in an omnibus account for the benefit of others.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

At November 30, 2004, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,362,375, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

              Year of Expiration          Amount
              -------------------     -------------
                     2010                1,091,220
                     2011                  271,155


To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders in the fiscal years ended November 30, 2004 and 2003.

As of November 30, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(losses)                        $        -
Undistributed accumulated long-term capital gain/(losses)     (1,355,026)
Unrealized appreciation/(depreciation)                           759,221
                                                          ---------------
                                                              $ (595,805)
                                                          ===============

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

20

                               TANAKA Growth Fund
                       Notes to the Financial Statements
                         November 30, 2004 - continued

NOTE 10. CHANGE OF AUDITORS

On August 18, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On August 18, 2004, the Board and the Fund"s Audit Committee selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending November 30, 2004 to be effective upon the resignation of McCurdy.

On August 26, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report dated December 11, 2003, on the Fund's financial statements for the fiscal year ended November 30, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

21



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To The Shareholders and
Board of Directors
TANAKA Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the TANAKA Growth Fund as of November 30, 2004, and the related statements of operations, and changes in net assets and the financial highlights for the fiscal year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2003 and the financial highlights for the periods indicated prior to November 30, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TANAKA Growth Fund as of November 30, 2004, the results of operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



Cohen McCurdy, Ltd.
Westlake, Ohio
January 28, 2005

DIRECTORS AND OFFICERS (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a "family of funds" or a "fund complex', and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

The following table provides information regarding each Director who is not an "interested person" of the Company, as defined in the 1940 Act.

  --------------------- ------------------- --------------------------------------------- -----------------------
                         POSITION(S) HELD
          NAME             WITH COMPANY                PRINCIPAL OCCUPATIONS               OTHER DIRECTORSHIPS
    (YEAR OF BIRTH)      (LENGTH OF TIME                DURING PAST 5 YEARS                  HELD BY DIRECTOR
                             SERVED)
  --------------------- ------------------- --------------------------------------------- -----------------------
  David M. Fox          Director            President and CEO of David Fox &              None
  (1948)                (since 1997)        Associates, a television programming sales
                                            firm, since 2001; President and CEO of
                                            myTVshop.com, Inc., an internet company,
                                            from 1999 to 2001; President and CEO of
                                            Unapix Entertainment, a television and film
                                            sales firm from 1992 to 1999
  --------------------- ------------------- --------------------------------------------- -----------------------
  Thomas R. Schwarz     Director            Retired; President and COO of Dunkin Donuts   TransAct
  (1936)                (since 1997)        Inc. from 1966 to 1989; CEO of Grossmans      Technologies, Inc.
                                            Inc. from 1989 to 1994.
  --------------------- ------------------- --------------------------------------------- -----------------------
  Scott D. Stooker      Director            President of Scott Stooker, Inc., a           None
  (1954)                (since 1997)        marketing consulting firm since January
                                            1990.  President of 1st Team
                                            Communications, an advertising firm, from
                                            1990 to January 2004.
  --------------------- ------------------- --------------------------------------------- -----------------------

     The following table provides information regarding each Director who is an "interested person" of the Company, as defined in the 1940 Act, and each officer of the Company.

  --------------------- ------------------- -------------------------------------------- ------------------------
                         POSITION(S) HELD
          NAME             WITH COMPANY                PRINCIPAL OCCUPATIONS               OTHER DIRECTORSHIPS
    (YEAR OF BIRTH)      (LENGTH OF TIME                DURING PAST 5 YEARS                 HELD BY DIRECTOR
                             SERVED)
  --------------------- ------------------- -------------------------------------------- ------------------------
  Graham Y. Tanaka*     Chairman, CEO and   President of Tanaka Capital Management,      TransAct Technologies,
  (1948)                President (since    Inc. since 1986.                             Inc.
                        1997)
  --------------------- ------------------- -------------------------------------------- ------------------------
  Victoria A. McCann    Secretary           Chief Operating Officer of Tanaka Capital    None
  (1967)                (since 2001)        Management, Inc. since 2003; Head
                                            Trader/Operations Manager at Tanaka
                                            Capital Management, Inc. from 1991 to 2003.
  --------------------- ------------------- -------------------------------------------- ------------------------
  Dmitriy Perelstein    Treasurer, CFO      Financial Analyst of Tanaka Capital          None
  (1980)                and CCO             Management, Inc., since 2003; Financial
                        (since 2003)        Analyst for Mercer Investment Consulting
                                            from 2000 to 2003.
  --------------------- ------------------- -------------------------------------------- ------------------------

* "Interested person," as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available without charge upon request by calling 1-877-4TANAKA.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS
Graham Y. Tanaka
David M. Fox
Thomas R. Schwarz
Scott D. Stooker

OFFICERS
Graham Y. Tanaka, Chairman and President
Victoria A. McCann, Secretary
Dmitriy Perelstein, Treasurer, CFO, Chief Compliance Officer

INVESTMENT ADVISOR
Tanaka Capital Management, Inc.
230 Park Ave., Suite 960
New York, NY 10169

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
David Jones & Associates, P.C.
395 Sawdust Rd., Suite 2148
The Woodlands, TX 77380

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

The Fund's Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3)  Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5)  Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, the code of ethics was amended on July 30, 2004 to amend the security definition to include shares of mutual funds advised by Tanaka Capital Management, Inc.

(d)  Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's board of directors has determined that Mr. David Fox is an independent audit committee financial expert. He acquired his attributes through education and experience.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a)     AUDIT FEES
         ----------

         FY       2003            $   13,597
         FY       2004            $   15,652

(b)      AUDIT-RELATED FEES
         ------------------

                                    Registrant               Adviser

         FY       [year]            $      N/A               $       N/A
         FY       [year]            $      N/A               $       N/A

(c)      Tax Fees
         --------

                                    Registrant               Adviser

         FY       2003               $  650                  $      N/A
         FY       2004               $  550                  $      N/A


(d)      ALL OTHER FEES
         --------------

                                    Registrant               Adviser

         FY       [year]            $      N/A               $   N/A
         FY       [year]            $      N/A               $   N/A


ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  NOT APPLICABLE.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  NOT APPLICABLE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 3, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code is filed herewith.- Annual

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               TANAKA Funds, Inc.

By      /s/ Graham Tanaka
--------------------------------------------------------
*
       Graham Tanaka, President

Date     February 8, 2005
--------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka
--------------------------------------------------------
*
       Graham Tanaka, President

Date  February 8, 2005
--------------------------------------------------------

By    /s/ Dmitriy Perelstein
--------------------------------------------------------
*
       Dmitriy Perelstein, Chief Financial Officer

Date  February 8, 2005
--------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.